Inventory (Tables)	12 Months Ended
Dec. 31, 2021
Inventory
Schedule of Inventories

	2021	2020
	$	$

Finished goods	5,114	3,573
Raw materials	2,306	1,774
Inventory provision	(7)	(16)
Total inventory	7,413	5,331